Trade and Other Receivables (Details) - Schedule of ageing analysis of trade receivables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables (Details) - Schedule of ageing analysis of trade receivables [Line Items]
Trade receivables	$ 4,252,926	$ 3,711,752
Neither past due nor impaired [Member]
Trade and Other Receivables (Details) - Schedule of ageing analysis of trade receivables [Line Items]
Trade receivables	3,863,994	2,576,209
Past due but not impaired 30 – 60 days [Member]
Trade and Other Receivables (Details) - Schedule of ageing analysis of trade receivables [Line Items]
Trade receivables	113,814	321,097
Past due but not impaired 60 – 90 days [Member]
Trade and Other Receivables (Details) - Schedule of ageing analysis of trade receivables [Line Items]
Trade receivables	200,443	331,115
Past due but not impaired 90 – 120 days [Member]
Trade and Other Receivables (Details) - Schedule of ageing analysis of trade receivables [Line Items]
Trade receivables	61,219	230,823
Past due but not impaired >120 days [Member]
Trade and Other Receivables (Details) - Schedule of ageing analysis of trade receivables [Line Items]
Trade receivables	$ 13,456	$ 252,508